Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Business and Summary of Significant Accounting Policies
1.	Business and Summary of Significant Accounting Policies

Basis of Financial Statement Presentation - BFC Financial Corporation (“BFC” or, unless otherwise indicated or the context otherwise requires, “we”, “us”, “our” or the “Company”) is a holding company whose principal holdings include controlling interests in BankAtlantic Bancorp, Inc. and its subsidiaries (“BankAtlantic Bancorp”), and Bluegreen Corporation and its subsidiaries (“Bluegreen”), and a non-controlling interest in Benihana, Inc. (“Benihana”). BFC also holds interests in other investments and subsidiaries, as described herein. As a result of its position as the controlling shareholder of BankAtlantic Bancorp, BFC is currently a “unitary savings and loan holding company” subject to examination and regulation by the Board of Governors of the Federal Reserve System (the “Federal Reserve” or “FRB”). Effective July 21, 2011, pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), the Federal Reserve succeeded to the supervisory authority previously held by the Office of Thrift Supervision (“OTS”).

The Company’s business activities currently consist of (i) Real Estate and Other Activities and (ii) Financial Services. We currently report the results of our business activities through five segments. Three of the segments relate to our Real Estate and Other business activities. These segments are: BFC Activities; Real Estate Operations; and Bluegreen Resorts. Our other two segments – BankAtlantic and BankAtlantic Bancorp Parent Company – relate to our Financial Services business activities and include BankAtlantic Bancorp’s results of operations. Prior to June 30, 2011, our Real Estate and Other business activities included a fourth reporting segment, Bluegreen Communities. As described herein, Bluegreen Communities has ceased to be a separate reporting segment and is accounted for as a discontinued operation for all periods subsequent to November 16, 2009, the date on which we acquired a controlling interest in Bluegreen, as a result of the determination made by Bluegreen’s board of directors on June 30, 2011 to seek to sell Bluegreen Communities, or all or substantially all of its assets, and the Purchase and Sale Agreement subsequently entered into with respect to substantially all of the assets which comprise Bluegreen Communities. Any references to Bluegreen’s results of operations in 2009 includes only 45 days of activity for Bluegreen relating to the period from November 16, 2009, the date of the share purchase, through December 31, 2009 (the “Bluegreen Interim Period”). Discontinued operations for each of the years ended December 31, 2009, 2010 and 2011 include Cypress Creek Holdings, and Core Communities for each of the years ended December 31, 2009 and 2010. See Note 5 for further information regarding discontinued operations.

As a holding company with controlling positions in BankAtlantic Bancorp and Bluegreen, generally accepted accounting principles (“GAAP”) require the consolidation of the financial results of both entities. As a consequence, the assets and liabilities of both entities are presented on a consolidated basis in BFC’s financial statements. However, except as otherwise noted, the debts and obligations of BankAtlantic Bancorp and Bluegreen as well as other consolidated entities, including our wholly owned subsidiary, Woodbridge Holdings LLC, are not direct obligations of BFC and are non-recourse to BFC. Similarly, the assets of those entities are not available to BFC absent a dividend or distribution. The recognition by BFC of income from controlled entities is determined based on the total percent of economic ownership in those entities. At December 31, 2011, BFC had an approximately 53% ownership interest and 75% voting interest in BankAtlantic Bancorp. In addition, BFC currently directly or indirectly owns approximately 54% of the outstanding shares of Bluegreen’s common stock.

On November 11, 2011, BFC entered into a definitive merger agreement with Bluegreen. Pursuant to the terms of the merger agreement, if the merger is consummated, Bluegreen will become a wholly-owned subsidiary of BFC, and Bluegreen’s shareholders (other than BFC) will be entitled to receive eight shares of BFC’s Class A Common Stock for each share of Bluegreen’s common stock that they hold at the effective time of the merger (as adjusted in connection with the reverse stock split expected to be effected by BFC immediately prior to the consummation of the merger). The merger agreement contains representations, warranties and covenants on the part of BFC and Bluegreen which are believed to be customary for transactions of this type. Consummation of the merger is subject to a number of closing conditions, including the approval of both BFC’s and Bluegreen’s shareholders, the listing of BFC’s Class A Common Stock on a national securities exchange at the effective time of the merger and the absence of any legal restraints or prohibitions preventing the completion of the merger or litigation or other proceeding seeking to enjoin or prohibit the merger. Following the announcement of our entry into the merger agreement, purported class action lawsuits seeking to enjoin the merger or, if it is completed, to recover relief as determined by the presiding court to be appropriate were filed. See Note 23 for further information regarding this litigation. The merger agreement provides for the transaction to be consummated by June 30, 2012, subject to extension to a date no later than September 30, 2012 in the event the parties are proceeding in good faith with respect to the consummation of the merger.

As previously disclosed, the Board of Directors of Bluegreen made a determination during June 2011 to seek to sell Bluegreen Communities, or all or substantially all of its assets. As a consequence, Bluegreen Communities is accounted for in the accompanying financial statements as a discontinued operation for all periods subsequent to November 16, 2009, the date we obtained a controlling interest in Bluegreen. On October 12, 2011, a Purchase and Sale Agreement was entered into between seven of Bluegreen’s subsidiaries and Southstar Development Partners, Inc. (“Southstar”). The agreement, as amended, provides for the sale to Southstar of substantially all of the assets that comprise Bluegreen Communities for a purchase price of $29.0 million in cash. Southstar also agreed to pay an amount equal to 20% of the net proceeds (as calculated in accordance with the terms of the agreement) it receives upon its sale, if any, of two specified parcels of real estate to be purchased by Southstar under the agreement. Assets excluded from the sale primarily include Bluegreen Communities’ notes receivable portfolio, and Bluegreen or its subsidiaries will generally remain responsible for commitments and liabilities relating to previously completed developments and assets not sold to Southstar. The agreement, as amended, provides for the transaction to be consummated no later than April 30, 2012. However, closing of the transaction remains subject to customary closing conditions, including the performance by the parties of their respective obligations under the agreement. See Note 5 for additional information.

On November 1, 2011, BankAtlantic Bancorp, at its parent company level (sometimes referred to herein as “BankAtlantic Bancorp Parent Company”) entered into a definitive agreement (“Agreement”) to sell BankAtlantic, to BB&T Corporation (“BB&T”).

Under the terms and conditions of the Agreement, as entered into on November 1, 2011, BankAtlantic was to distribute to BankAtlantic Bancorp Parent Company a wholly owned subsidiary, Retained Assets, LLC, into which it would contribute certain performing and non-performing loans and tax certificates, real estate owned and related reserves as well as previously written off assets identified in the Agreement. Further, the Agreement, as entered into on November 1, 2011, required BankAtlantic Bancorp Parent Company fund amounts necessary to pay the outstanding deferred interest on BankAtlantic Bancorp Parent Company trust preferred securities (“TruPs”) through closing, but did not provide for the assumption by BB&T of any obligations with respect to BankAtlantic Bancorp Parent Company’s outstanding TruPs.

Following the initial announcement of the Agreement on November 1, 2011, purported holders of direct or indirect interests in TruPs filed an action in the Court of Chancery of the State of Delaware, and certain of the trustees under the indentures underlying the TruPs sent notices of default or joined in the action, seeking a declaration that the transaction contemplated by the November 1, 2011 Agreement violated certain covenants contained in the TruPs indentures and that the assumption of the TruPs by BB&T was required. On February 27, 2012, the Court of Chancery of the State of Delaware entered an injunction prohibiting the sale of BankAtlantic pursuant to the terms of the November 1, 2011 Agreement.

Following the entry of the injunction, BankAtlantic Bancorp Parent Company and BB&T entered into negotiations to revise the terms of the Agreement to provide for BB&T’s assumption of the TruPs. On March 13, 2012, BankAtlantic Bancorp Parent Company and BB&T entered into an amendment to the Agreement (“Amendment” or “Transaction”) pursuant to which, among other things, BB&T agreed to assume approximately $285 million in principal amount of outstanding TruPs. BankAtlantic Bancorp Parent Company remained obligated to pay at the closing of the transaction all interest accrued on the TruPs through closing, and agreed to pay or escrow certain legal fees and expenses with respect to the TruPs-related litigation.

Based on BB&T’s assumption of BankAtlantic Bancorp Parent Company’s outstanding TruPs obligations, BB&T and BankAtlantic Bancorp agreed in the Amendment that certain of those assets originally contemplated to be distributed to the BankAtlantic Bancorp Parent Company in Retained Assets, LLC will now be distributed to another limited liability company, Newco, LLC, and that the balance of the assets, commercial nonaccrual loans and real estate owned will be distributed to BankAtlantic Bancorp Parent Company in Retained Assets, LLC. Under the Amendment, immediately prior to the closing, BankAtlantic will contribute to Newco, LLC assets identified in the Agreement which are now held by BankAtlantic. At closing BB&T will receive a 95% preferred interest in Newco LLC, which it will continue to hold until such time as it has recovered $285 million in preference amount plus a priority return of LIBOR plus 200 basis points per annum. At that time, BB&T’s interest in Newco, LLC will terminate, and BankAtlantic Bancorp Parent Company, which will initially hold a 5% preferred interest in the cash flows of Newco, LLC will thereafter be entitled to any and all residual cash flows. The assets held by Newco, LLC are expected to be monetized over a period of up to seven years. Under the Amendment, BankAtlantic Bancorp Parent Company agreed to provide BB&T with an unsecured guarantee of up to $35 million to further ensure the recovery within seven years of BB&T’s $285 million preference amount.

The cash consideration to be exchanged at the closing of the Transaction under the Agreement will reflect a deposit premium to the closing net asset value of BankAtlantic. The estimated premium represents 10.32% of non-CD average deposits based on the average daily closing balance of non-CD deposits during the ten business day period ending on the business day immediately preceding the closing, provided that the premium will not exceed $315.9 million. At the closing, the sum of the premium and the net asset value of BankAtlantic, as calculated pursuant to the terms of the Agreement as of the closing after giving effect to the Retained Asset, LLC and Newco, LLC distributions, is to be paid in cash. If the sum is a positive number, it is to be paid by BB&T to BankAtlantic Bancorp Parent Company. If the sum is a negative number, it is to be paid by BankAtlantic Bancorp Parent Company to BB&T.

The Transaction is anticipated to close during the second quarter of 2012, subject to regulatory approval and certain conditions in the agreement. Upon consummation of the Transaction, BankAtlantic Bancorp will remove from its consolidated statement of financial condition all of the net assets transferred to BB&T in connection with the Transaction and record a gain. The net assets transferred to BB&T were accounted for as assets held and used as of December 31, 2011 as the Delaware Court enjoined the original Agreement and the Amendment was a significant change to the original Agreement. As a result of the Amendment executed in March 2012 and the expected closing of the transaction in the second quarter of 2012, the net assets to be sold to BB&T will be accounted for as assets held-for-sale beginning in the first quarter of 2012. Accordingly, beginning in the first quarter of 2012, certain of BankAtlantic Bancorp’s historical operating results will be presented as discontinued operations in BankAtlantic Bancorp’s consolidated statement of operations.

The accounting policies applied by the Company conform to accounting principles generally accepted in the United States of America.

Consolidation Policy - The consolidated financial statements include the accounts of all the Company’s wholly-owned subsidiaries, as well as its controlled subsidiaries, including BankAtlantic Bancorp and Bluegreen, and other entities in which the Company and its subsidiaries hold controlling financial interests and variable interest entities (“VIEs”) if the Company is deemed the primary beneficiary of the entity. All significant inter-company accounts and transactions have been eliminated among consolidated entities.

The results of operations of Bluegreen have been consolidated since November 16, 2009, the date of the additional share acquisition described above and in Note 3. The Company consolidates all of Bluegreen’s wholly-owned subsidiaries and entities in which Bluegreen holds a controlling financial interest. The Company also consolidates Bluegreen’s non-wholly owned subsidiary, Bluegreen/Big Cedar Vacations, LLC (the “Bluegreen/Big Cedar Joint Venture”), as Bluegreen holds a 51% equity interest in the Bluegreen/Big Cedar Joint Venture, has an active role as the day-to-day manager of the Bluegreen/Big Cedar Joint Venture’s activities, and has majority voting control of the Bluegreen/Big Cedar Joint Venture’s management committee.

Use of Estimates - In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statements of financial condition and operations for the periods presented. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the fair value of assets and liabilities acquired in business combinations, the allowance for loan losses, evaluation of goodwill, evaluation of intangible and long-lived assets for impairment, valuation of securities, evaluation of securities for impairment and other-than-temporary declines in value, the valuation of real estate acquired in connection with foreclosure or in satisfaction of loans, revenue recognition on percent complete projects, the evaluation of real estate assets for impairment, estimated costs to complete construction, the amount of the deferred tax asset valuation allowance, accounting for uncertain tax positions, contingencies and litigation, and accounting for share-based compensation.

Reclassifications - Certain amounts for prior years have been reclassified to conform to the revised financial statement presentation for 2011.

Correction of Sales Discount Classification - Bluegreen identified an error related to classification in the consolidated statements of operations of a certain sales discount. Bluegreen determined that in accounting for such discount, it did not properly classify the discount as a reduction to sales of real estate but instead included such amount as a component of selling, general and administrative expenses. This error did not impact net income (loss) for any period. The Company has revised the consolidated statement of operations for the year ended December 31, 2010 by reducing both sales of real estate and selling, general and administrative expenses by $2.1 million and was not material for the Bluegreen Interim Period.

Cash and Cash Equivalents - Cash equivalents consist of cash, demand deposits at financial institutions (other than BankAtlantic), federal funds sold, Federal Reserve balances, money market funds and other short-term investments with original maturities at the date of purchase of 90 days or less. Federal funds sold are generally sold for one-day periods, and securities purchased under resell agreements are settled in less than 30 days. Cash and cash equivalents are held at various financial institutions located throughout the United States, Canada and Aruba and exceed federally insured amounts. The periodic evaluations of the relative credit standing of financial institutions maintaining the Company’s deposits are performed to evaluate and mitigate, if necessary, credit risk. Included in interest bearing deposits in other banks as of December 31, 2011 and 2010 was $5.7 million and $45.6 million, respectively, of time deposits with other banks. These time deposits had original maturities of greater than 90 days and are not considered cash equivalents.

Restricted Cash - Cash and interest bearing deposits are segregated into restricted accounts for specific uses in accordance with the terms of certain land sale contracts, home sales and other agreements and include customer deposits held in escrow accounts. Restricted funds may be utilized in accordance with the terms of the applicable governing documents. The majority of restricted funds are controlled by third-party escrow fiduciaries.

Investment Securities and Securities Available for Sale - The Company designates its securities as held to maturity, available for sale, or trading, depending on the Company’s intent with regard to its investments at the time of purchase. Debt securities that management has both the intent and ability to hold to maturity are classified as securities held-to-maturity and are stated at cost, net of unamortized premiums and unaccreted discounts.

Debt securities not held to maturity and marketable equity securities not accounted for under the equity method of accounting are classified as available for sale and are recorded at fair value. Unrealized gains and losses, after applicable taxes, resulting from changes in fair value are recorded as a component of other comprehensive income (loss).

Declines in the value of individual equity securities that are considered other than temporary result in write-downs of the securities to their fair value and the write-downs are included in the consolidated statements of operations. Declines in debt securities held to maturity and available for sale that are considered other than temporary result in write-downs when it is more likely than not the Company will sell the securities before it recovers its cost. If the Company does not intend to sell an impaired debt security but does not expect to recover its cost, the Company determines whether a credit loss exists. If a credit loss is deemed to exist, it is recognized in the consolidated statements of operations and any remaining impairment is recognized in other comprehensive income. The review for other-than-temporary declines takes into account the length of time and the extent to which the fair value has been less than cost, and the financial condition and near-term prospects of the issuer.

Securities acquired for short-term appreciation or other trading purposes are classified as trading securities and are recorded at fair value. Realized and unrealized gains and losses resulting from such fair value adjustments and from recording the results of sales are recorded in the consolidated statements of operations as securities activities, net.

Equity securities that do not have readily determinable fair values are carried at historical cost. These securities are evaluated for other-than-temporary declines in value and, if impaired, the historical cost of the securities is reduced to its estimated fair value and the impairment is recognized in the consolidated statements of operations.

Interest on securities, including the amortization of premiums and the accretion of discounts, is reported in interest income using the interest method over the lives of the securities, adjusted for actual prepayments. Gains and losses on the sale of securities are recorded on the trade date and recognized using the specific identification method.

Financial instruments and derivatives - All derivatives are recognized on the consolidated statement of financial condition at their fair value with realized and unrealized gains and losses resulting from fair value adjustments recorded in securities activities, net in the consolidated statement of operations. There was $0 and $24,000 of derivatives outstanding as of each December 31, 2011 and 2010.

Tax Certificates - Tax certificates represent a priority lien against real property for which assessed real estate taxes are delinquent. Tax certificates are acquired from municipalities generally through public auction. Tax certificates are carried at cost less an allowance for tax certificate losses. Tax certificates and resulting deeds are classified as non-accrual when a tax certificate is 24 to 60 months, depending on the municipality, from the acquisition date. At that time, interest ceases to be accrued.

Allowance for Tax Certificate Losses - The allowance represents management’s estimate of incurred losses in the portfolio that are probable and subject to reasonable estimation. In establishing its allowance for tax certificate losses, management considers past loss experience, present indicators, such as the length of time the certificate has been outstanding, economic conditions and collateral values.

Loans Receivable - Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or payoff, are reported at their outstanding principal balances net of any unearned income, unamortized deferred fees or costs, premiums or discounts and an allowance for loan losses. Loan origination fees and direct loan origination costs are deferred and recognized in interest income over the estimated life of the loans using the interest method, adjusted for actual prepayments.

Allowance for Loan Losses - The allowance for loan losses reflects management’s reasonable estimate of probable credit losses inherent in the loan portfolio based on management’s evaluation of credit risk as of period end. Loans are charged off against the allowance when management believes the loan is not collectible. Recoveries are credited to the allowance.

The allowance consists of two components. The first component of the allowance is for loans that are individually evaluated for impairment. The process for identifying loans to be evaluated individually for impairment is based on management’s identification of criticized loans for commercial real estate, commercial non-real estate and small business loans. The evaluation of commercial real estate, commercial non-real estate and small business loans is part of the on-going monitoring of loan portfolio credit quality and management assigns these loans a risk classification. There are seven risk classifications in the “Pass” loan categories and there are four classifications in the criticized loan categories which are defined based on regulatory guidelines. Management evaluates criticized commercial real estate, commercial non-real estate and small business loans greater than $1.0 million for impairment quarterly. Once an individual loan is found to be impaired, an evaluation is performed to determine if a specific valuation allowance needs to be assigned to the loan based on the present value of expected future cash flows discounted at the loan’s effective interest rate, except that as a practical expedient, impairment may be measured based on the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Loans determined to be collateral dependent are measured based on the fair value of the collateral less cost to sell. Consumer and residential loans past due 120 days or more are also evaluated individually for impairment to determine if a specific valuation allowance needs to be assigned to the loan by comparing the carrying amount to the estimated fair value of the loan’s collateral less cost to sell.

The second component of the allowance is for groups of loans with common characteristics that are evaluated in loan pools to estimate the inherent losses in the portfolio. Management segregates loans into segments with certain common characteristics so as to form a basis for estimating losses as it relates to the segment. The loan portfolio has the following loan segments: residential, consumer, commercial non-real estate, commercial real estate, and small business loans. The loss experience for each loan segment was derived by calculating a charge-off history by loan segment adjusted by an expected recovery rate. Based on the nature of each portfolio, a time frame is selected for the charge-off history in order to estimate the inherent loss in each segment. The loss factor that was calculated from the charge-off history by loan segment is adjusted by considering the following factors: delinquency and charge-off levels and trends, non-accrual levels and trends, lending policy and underwriting procedures, nature and volume of portfolio, economic and business conditions, concentration of credit, quality of loan review system and external factors. Based on an analysis of the above factors, management may adjust the historical loss experience up or down to reflect current conditions that differ from the conditions that existed during the historical loss experience time frame.

Non-accrual and past due loans - Loans are considered past due if the required principal and interest has not been received based on the contractual terms of the loan. Loans are generally placed on non-accrual status at the earlier of the loan becoming past due 90 days as to either principal or interest or when the borrower has entered bankruptcy proceedings and the loan is delinquent. Commercial and small business loans may be placed on non-accrual status sooner due to material deterioration of conditions surrounding the repayment sources, which could include insufficient borrower capacity to service the debt, significantly delayed property sales or development schedules, declines in the loan-to-value ratio of the loan’s collateral or other factors causing the full payment of the loan’s principal and interest to be in doubt. Accordingly, a loan may be placed on non-accrual status even when payments of principal or interest are not currently in default. However, exceptions to this policy may occur if there exists well secured collateral and the loan is in the process of collection. When a loan is placed on non-accrual, all accrued interest is reversed against interest income. Interest income is recognized on non-accrual loans on a cash basis. Commercial and small business loans may be restored to accrual status when there has been a satisfactory period of performance and the loan is expected to perform in the future according to its contractual terms. Residential and consumer loans are returned to accrual status when the loan becomes less than 90 days past due. Commercial and small business loans are charged-down if the collection of principal or interest is considered doubtful. Consumer and residential real estate loans that are 120 days past due are charged down or a specific valuation allowance is established based on the collateral’s fair value less estimated selling costs. Consumer non-mortgage loans that are 120 days or more past due are charged off.

Loans Held for Sale - Loans held for sale are reported at the lower of aggregate cost or estimated fair value. Loan origination fees, and related direct loan origination costs on loans held for sale and premiums and discounts on purchased loans held for sale are deferred until the related loan is sold and included in gains and losses upon sale. Loans are classified as loans held for sale when management decides to originate loans for resale or sell loans that were acquired for sale. Transfers of loans from held-for-investment to held-for-sale classification are recorded at the lower of aggregate cost or estimated fair value at the transfer date.

Notes Receivable - Bluegreen’s notes receivable are carried at amortized cost less an allowance for bad debts. Interest income is suspended and previously accrued but unpaid interest income is reversed on all delinquent notes receivable when principal or interest payments are more than three months contractually past due and not resumed until such loans are less than three months past due. Notes receivable are generally written off as uncollectible when they have become approximately 120 days past due.

Uncollectibles for vacation ownership interests (“VOI”) notes receivable are estimated in accordance with timeshare accounting rules. Under these rules, the estimate of uncollectibles is based on historical uncollectibles for similar VOI notes receivable over the applicable historical period. Bluegreen uses a static pool analysis, which tracks uncollectibles for each year’s sales over the entire life of the notes. Bluegreen also considers whether the historical economic conditions are comparable to current economic conditions, as well as variations in underwriting standards. Additionally, under timeshare accounting rules no consideration is given for future recoveries of defaulted inventory in the estimate of uncollectible VOI notes receivable. Bluegreen reviews its reserve for loan losses on at least a quarterly basis. Loan origination costs are deferred and recognized over the life of the related notes receivable.

Acquired Notes Receivable - As part of the November 16, 2009 Bluegreen share acquisition, BFC was deemed under applicable accounting guidance to have acquired certain of Bluegreen’s assets, including a pool of notes receivable consisting principally of homogenous consumer timeshare loans originated by Bluegreen. Consistent with the accounting guidance, BFC has elected an accounting policy based on expected cash flows, which includes guidance on maintaining the integrity of a pool of multiple loans accounted for as a single asset. The loans have common risk characteristics as defined in the accounting guidance, Loans and Debt Securities with Deteriorated Credit Quality, including similar risk ratings, as defined and monitored by risk rating agencies, term, purpose and similar collateral type (VOIs). The Company evaluates the pool of loans accounted for as a single asset for indications of impairment. Purchased loans are considered to be impaired if it is not expected that all contractually required cash flows will be received due to concerns about credit quality. The excess of the cash flows expected to be collected measured as of the acquisition date, over the estimated fair value is referred to as the accretable yield and is recognized into interest income over the remaining life of the loan using a level yield methodology. The difference between contractually required payments as of the acquisition date and the cash flows expected to be collected is referred to as the nonaccretable difference.

Subsequent decreases to expected principal cash flows result in a charge to provision for credit losses and a corresponding increase to a valuation allowance included in the allowance for loan losses. Subsequent increases in expected principal cash flows result in a recovery of any previously recorded allowance for loan losses, to the extent applicable, and a reclassification from nonaccretable difference to accretable yield for any remaining increase. Changes in expected interest cash flows may result in reclassifications to or from the nonaccretable difference. Loan disposals, which may include receipt of payments in full from the borrower or foreclosure, result in the removal of the loan from the loan pool at its allocated carrying amount.

Retained Interest in Notes Receivable Sold - Bluegreen periodically sells notes receivable related to the sale of VOIs. In connection with such transactions, Bluegreen retains subordinated tranches and rights to excess interest spread which represent retained interests in the notes receivable sold. Prior to the adoption of Accounting Standards Update (“ASU”) 2009-17 on January 1, 2010, these retained interests were reported as assets and treated as available-for-sale investments and, accordingly, carried at fair value. Changes in the fair values of the retained interests in notes receivable sold considered temporary were included in Bluegreen’s shareholders’ equity as accumulated other comprehensive income, net of income taxes. The portion of other-than-temporary declines in fair value that represented credit losses were charged to operations.

Subsequent to the adoption of ASU 2009-17, Bluegreen consolidated special purpose finance entities associated with prior securitization transactions that previously qualified for off-balance-sheet sales treatment and as a result, the retained interests were eliminated. See Note 4 for additional information related to the impact of the adoption of ASU 2009-17.

Real Estate Owned (“REO”) - REO is recorded at fair value, less estimated selling costs when acquired and subsequently at the lower of cost or estimated fair value. Impairments required at the time of acquisition are charged to the allowance for loan losses or allowance for tax certificates losses. Expenditures for capital improvements are generally capitalized. Valuation allowance adjustments are made to reflect any subsequent declines in fair values. The costs of holding REO are charged to operations as incurred. Provisions and reversals in the REO valuation allowance are reflected in operations.

Inventory - The Company’s inventory is primarily comprised of completed VOIs, VOIs under construction and land held for future vacation ownership development. Bluegreen carries its completed inventory at the lower of (i) cost, including costs of improvements and amenities incurred subsequent to acquisition, capitalized interest, real estate taxes plus other costs incurred during construction, or (ii) estimated fair value, less costs to sell. VOI inventory and cost of sales are accounted for under the provisions of timeshare accounting rules, which define a specific method of the relative sales value method for relieving VOI inventory and recording cost of sales. Under the relative sales value method required by timeshare accounting rules, cost of sales is calculated as a percentage of net sales using a cost-of-sales percentage—the ratio of total estimated development cost to total estimated VOI revenue, including the estimated incremental revenue from the resale of VOI inventory repossessed, generally as a result of the default of the related receivable. Also, pursuant to timeshare accounting rules, Bluegreen does not relieve inventory for VOI cost of sales related to anticipated credit losses. Accordingly, no adjustment is made when inventory is reacquired upon default of the related receivable.

Bluegreen periodically evaluates the recovery of the carrying amount of incomplete or undeveloped resort properties under the accounting guidelines for Property, Plant and Equipment, which provides guidance relating to the accounting for the impairment or disposal of long-lived assets.

Inventory also includes BankAtlantic Bancorp’s investment in land acquired for branch expansion that BankAtlantic Bancorp has committed to sell.

Assets Held for Sale from Discontinued Operations - As described above, the Purchase and Sale Agreement entered into between seven of Bluegreen’s subsidiaries and Southstar on October 12, 2011 provides for the sale to Southstar of substantially all of the assets, including inventory and fixed assets, related to Bluegreen Communities. Therefore, such assets are presented separately on the consolidated statements of financial condition as “assets held for sale from discontinued operations.” The carrying value of assets held for sale related to Bluegreen Communities is based on the fair value less estimated costs to sell. The fair value of these assets held for sale as of December 31, 2011 was derived from the sale price under the Purchase and Sale Agreement. During 2011, non-cash charges of $55.1 million were recorded to write down the value of Bluegreen Communities’ assets to estimated fair value less costs to sell.

The office building sold by Cypress Creek Holdings during January 2012, as described in Note 2, is also presented separately on the consolidated statements of financial condition as “assets held for sale from discontinued operations.” The carrying value of the office building is based on a discounted cash flow methodology.

Impairment of Long Lived Assets - Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the full carrying amount of an asset may not be recoverable. In performing the review for impairment, the Company compares the expected undiscounted future cash flows to the carrying amount of the asset and records an impairment loss if the carrying amount exceeds the expected future cash flows based on the estimated discounted cash flows generated by the long-lived assets.

The assumptions developed and used by management to evaluate impairment are subjective and involve significant estimates, and are subject to increased volatility due to the uncertainty of the market environment. As a result, actual results could differ materially from management’s assumptions and estimates and may result in material inventory impairment charges in the future.

Long-lived assets to be abandoned are considered held and used until disposed. The carrying value of a long-lived asset to be abandoned is depreciated over its shortened depreciable life when the Company commits to a plan to abandon the asset before the end of its previously estimated useful life. An impairment loss is recognized at the date a long-lived asset is exchanged for a similar productive asset if the carrying amount of the asset exceeds its fair value. Long-lived assets classified as held for sale are reported at the lower of its carrying amount or fair value less estimated selling costs. Depreciation (amortization) ceases with respect to long-lived assets upon their classification as assets held for sale.

Investments in Unconsolidated Affiliates - The Company follows the equity method of accounting to record its interests in entities in which it does not own the majority of the voting stock or otherwise hold a controlling financial interest and to record its investment in variable interest entities in which it is not the primary beneficiary. Under the equity method, the initial investment in the entity is recorded at cost and is subsequently adjusted to recognize the Company’s share of the entity’s earnings or losses. Distributions received and other-than temporary impairments reduce the carrying amount of the investment.

The Company reviews its equity and cost method investments quarterly for indicators of other-than-temporary impairment. This determination requires significant judgment in which the Company evaluates, among other factors, the fair market value of the investments, general market conditions, the duration and extent to which the fair value of the investment is less than cost, and the Company’s intent and ability to hold the investment until it recovers. The Company also considers specific adverse conditions related to the financial health of and business outlook for the investee, including industry and sector performance, rating agency actions, changes in operations and financing cash flow factors. If a decline in the fair value of the investment is determined to be other-than-temporary, an impairment charge is recorded to reduce the investment to its fair value and a new cost basis in the investment is established.

Properties and Equipment - Properties and equipment are carried at cost less accumulated depreciation. Land is carried at cost. Depreciation is primarily computed on the straight-line method over the estimated useful lives of the assets which generally range up to 40 years for buildings, from 3 to 11 years for office equipment, furniture and fixtures and up to 39 years for golf course land improvements. The cost of leasehold improvements is amortized using the straight-line method over the shorter of the terms of the related leases or the useful lives of the assets. Interest expense associated with the construction of certain fixed assets is capitalized as incurred and relieved to expense through depreciation once the asset is put into use. Direct costs associated with development of internal-use software are capitalized and amortized over 3 to 5 years.

Expenditures for new properties, leasehold improvements and equipment and major renewals and betterments are capitalized. Expenditures for maintenance and repairs are expensed as incurred, and gains or losses on disposal of assets are reflected in current operations.

Goodwill and Intangible Assets – Goodwill is recorded at the acquisition date of a business. Goodwill is tested for impairment at the reporting unit level annually or at interim periods if events occur subsequent to the annual test date that would suggest a possible decline in the fair value of the reporting unit. Goodwill testing is a two-step process. The first step of the goodwill impairment test is used to identify potential impairment. This step compares the fair value of the reporting unit with its carrying value. If the fair value of the reporting unit exceeds its carrying value, goodwill is considered not impaired and the second step of the impairment test is not necessary. If the fair value of the reporting unit is less than the carrying value, then the second step of the test is used to measure the amount of goodwill impairment, if any, in the reporting unit. This step compares the current implied goodwill in the reporting unit to its carrying amount. If the carrying amount of the goodwill exceeds the implied goodwill, an impairment charge is recorded for the excess. The implied goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined.

Intangible assets consist of management contracts which are now included in our financial statements as a result of the November 16, 2009 acquisition of additional shares of Bluegreen’s common stock which gave us a controlling interest in Bluegreen. The management contracts have indefinite useful lives and are not amortized, but instead are reviewed for impairment on at least an annual basis, or more frequently if events or changes in circumstances indicate that the related carrying amounts may not be recoverable. At December 31, 2011 and 2010, other intangible assets also consisted of core deposit intangible assets of approximately $8.2 million and $12.7 million, respectively, which were initially recorded at fair value and then amortized over the average life of the respective assets, ranging from 7 years to 10 years.

The Company evaluates the recovery of the carrying amount of its long-lived assets under applicable accounting guidance which requires that intangible assets deemed to have indefinite lives not be amortized, but rather be tested for impairment on at least an annual basis, or more frequently if events and circumstances indicate that assets may be impaired, and when the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. The carrying value of these assets is dependent upon estimates of future earnings. If cash flows decrease significantly, intangible assets may be impaired and would be written down to their fair value. The estimates of useful lives and expected cash flows require the Company to make significant judgments regarding future periods that are subject to numerous factors, many of which may be beyond the Company’s control.

Revenue Recognition

In accordance with the requirements of the accounting guidance for real estate, Bluegreen recognizes revenue on VOI and homesite sales when a minimum of 10% of the sales price has been received in cash (demonstrating the buyer’s commitment), the legal rescission period has expired, collectability of the receivable representing the remainder of the sales price is reasonably assured and Bluegreen has completed substantially all of its obligations with respect to any development related to the real estate sold. Bluegreen believes that it uses a reasonably reliable methodology to estimate the collectability of the receivables representing the remainder of the sales price of real estate sold. See further discussion of Bluegreen’s policies regarding the estimation of credit losses on its notes receivable above. Should Bluegreen’s estimates regarding the collectability of its receivables change adversely, it may have to defer the recognition of sales and its results of operations could be negatively impacted. Under timeshare accounting rules, the calculation of the adequacy of a buyer’s commitment for the sale of VOIs requires that cash received towards the purchase of Bluegreen’s VOIs be reduced by the value of certain incentives provided to the buyer at the time of sale. If after considering the value of the incentive the 10% requirement is not met, the VOI sale, and the related cost and direct selling expenses, are deferred until such time that sufficient cash is received from the customer, generally through receipt of mortgage payments. Changes to the quantity, type, or value of sales incentives that Bluegreen provides to buyers of its VOIs may result in additional VOI sales being deferred or extend the period during which a sale is deferred, in which case its results of operations may be materially adversely impacted. As described above and in Note 5, the revenues of Bluegreen Communities, which include homesite sales, are included within the results of discontinued operations for the years ended December 31, 2011 and 2010 and the Bluegreen Interim Period in the accompanying Consolidated Statements of Operations.

In cases where all development has not been completed, Bluegreen recognizes revenue in accordance with the percentage-of-completion method of accounting. Should Bluegreen’s estimates of the total anticipated cost of completing any of its projects increase, it may be required to defer a greater amount of revenue or may be required to defer revenue for a longer period of time, which may materially and adversely impact its results of operations.

Under timeshare accounting rules, rental operations, including accommodations provided through the use of Bluegreen’s sampler program, are accounted for as incidental operations whereby incremental carrying costs in excess of incremental revenue are expensed as incurred. Conversely, incremental revenue in excess of incremental carrying costs is recorded as a reduction to VOI inventory. Incremental carrying costs include costs that have been incurred by Bluegreen during the holding period of the unsold VOIs, such as developer subsidies and maintenance fees on unsold VOI inventory. During the years ended December 31, 2011 and 2010, all of Bluegreen’s rental revenue and sampler revenue earned were recorded as an off-set to cost of other resort operations as such amounts were less than the incremental carrying cost.

Bluegreen also generates revenue from the activities listed below. The table provides a brief description of the applicable revenue recognition policy:

Activity	Revenue is recognized when:
Fee-based sales commission	The sale transaction with the VOI purchaser is consummated in accordance with the terms of the agreement with the third-party developer and the related consumer rescission period has passed.

Resort Management and service fees	Management services are rendered. (1)

Resort title fees	Escrow amounts are released and title documents are completed.

Rental and Sampler program	Guests complete stays at the resorts. Rental and sampler program proceeds are classified as a reduction to “cost of other resort operations”.

(1)

In connection with its management of the property owners associations, among other things, Bluegreen acts as agent for the property owner’s association to operate the resorts as provided under the management agreements. In certain cases, the personnel at the resorts are Bluegreen employees. The property owners’ association bears all of the economic costs of such personnel and generally pays Bluegreen in advance of, or simultaneously with, the payment of payroll. In accordance with the accounting guidance for reporting revenues gross versus net, reimbursements from the property owners’ associations relating to direct pass-through costs are recorded net of the related expenses.

The cost of other resort operations consists of the costs associated with the various revenues described above as well as developer subsidies and maintenance fees on Bluegreen’s unsold VOIs.

Deferred Income - Bluegreen defers VOI revenue, net of related selling expenses, for sales for which the legal rescission period has expired but the required revenue recognition criteria described above has not been met. Additionally, in connection with Bluegreen’s sampler programs, Bluegreen defers proceeds, net of direct incremental selling expenses, for guest stays not yet completed.

Deferred Financing Costs - Deferred financing costs are comprised of costs incurred in connection with securing financing from third-party lenders and are capitalized and amortized to interest expense over the terms of the related financing arrangements.

Business Combinations - In December 2007, the Financial Accounting Standards Board (“FASB”) revised its authoritative guidance for business combinations which significantly changed the accounting for business combinations. Under this guidance, subject to limited exceptions, an acquiring entity will be required to recognize all the assets acquired and liabilities assumed in a transaction at the acquisition-date fair value. Additionally, due diligence and transaction costs incurred in connection with a business combination are expensed as incurred, as opposed to being capitalized as part of the acquisition purchase price. This guidance also includes a substantial number of new disclosure requirements. The Company adopted this guidance on January 1, 2009.

The Company accounts for its acquisitions in accordance with the accounting guidance for business combinations. If the Company makes a “bargain purchase”, the Company recognizes a gain in the income statement on the acquisition date. A bargain purchase is a business combination in which the amounts of the identifiable net assets acquired and the liabilities assumed, as measured on the acquisition date in accordance with the accounting guidance for business combinations, exceeds the aggregate of (i) the consideration transferred, as measured in accordance with the accounting guidance, which generally requires acquisition date fair value; (ii) the fair value of any non-controlling interest in the acquiree, and (iii) in a business combination achieved in stages, the acquisition date fair value of the Company’s previously held equity interest in the acquiree. This allocation process requires extensive use of estimates and assumptions, including estimates of future cash flows to be generated by the acquired assets. The Company may utilize independent third parties to assist the Company in assessing market conditions when appropriate. The Company is also required to periodically review these judgments and estimates and adjust them accordingly. If conditions change from those expected, it is possible that the results could change in future periods. Certain identifiable intangible assets, such as management contracts, are not amortized, but instead are reviewed for impairment on at least an annual basis, or more frequently if events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company accounted for the acquisition of a controlling interest in Bluegreen in November 2009 as a bargain purchase. Accordingly, judgments regarding the value of Bluegreen’s assets and liabilities as of the acquisition date have had, and may continue to have, a significant impact on the Company’s operating results.

Lease Termination Costs - Costs to terminate a lease contract before the end of its term are recognized and measured when the Company gives notice to the counterparty in accordance with the contract’s terms or has negotiated a termination of the contract with the counterparty. Contracts that have not been terminated and have no economic benefit to the Company are measured at fair value.

Advertising - Advertising expenditures are expensed as incurred.

Income Taxes - BFC and its subsidiaries in which it owns more than 80% of its outstanding equity file a consolidated U.S. federal and Florida income tax return. Other than Florida, the Company and its subsidiaries file separate state income tax returns for each jurisdiction. Subsidiaries in which the Company owns less than 80% of the outstanding equity are not included in the Company’s consolidated U.S. federal income tax return.

The provision for income taxes is based on income before taxes reported for financial statement purposes after adjustment for transactions that do not have tax consequences. Deferred tax assets and liabilities are realized according to the estimated future tax consequences attributable to differences between the carrying value of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates as of the date of the statement of financial condition. The effect of a change in tax rates on deferred tax assets and liabilities is reflected in the period that includes the statutory enactment date. A deferred tax asset valuation allowance is recorded when it has been determined that it is more likely than not that deferred tax assets will not be realized. If a valuation allowance is needed, a subsequent change in circumstances that causes a change in judgment about the realization of the related deferred tax amount could result in the reversal of the deferred tax valuation allowance.

An uncertain tax position is defined as a position taken or expected to be taken in a tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes.

Noncontrolling Interests - In December 2007, the FASB issued guidance for noncontrolling interest and for the deconsolidation of a subsidiary. Specifically, this guidance requires that a noncontrolling interest (minority interest) be recognized as equity in the consolidated financial statements and itemized separately from the parent’s equity. This guidance also established accounting and reporting standards for the amount of consolidated net income attributable to the parent and to the noncontrolling interest and it also clarified that changes in a parent’s ownership interest in a subsidiary that do not result in deconsolidation are equity transactions if the parent retains its controlling financial interest. In addition, this guidance required that a parent recognize a gain or loss in net income when a subsidiary is deconsolidated. Such gain or loss is measured using the fair value of the noncontrolling equity investment on the deconsolidation date. This guidance also included expanded disclosure requirements regarding the interests of the parent and its noncontrolling interest. The Company adopted this guidance on January 1, 2009. Noncontrolling interests reflect third parties’ ownership interests in entities that are consolidated and less than 100% owned.

Accounting for Loss Contingencies - Loss contingencies, including those arising from legal actions, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Earnings (Loss) Per Share - Basic earnings (loss) per share excludes dilution and is computed by dividing net income (loss) allocable to common stock (after deducting preferred stock dividends) by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if options to acquire common shares of the Company were exercised. Common stock options, if dilutive, are considered in the weighted average number of dilutive common shares outstanding. The options or restricted stock are included in the weighted average number of dilutive common shares outstanding based on the treasury stock method, if dilutive. Diluted (loss) earnings per share is computed in the same manner as basic (loss) earnings per share, but it also takes into consideration the potential dilution from securities issued by subsidiaries that enable their holders to obtain the subsidiary’s common stock. The resulting net income (loss) amount is divided by the weighted average number of dilutive common shares outstanding, when dilutive.

Stock-Based Compensation Plans - We account for stock-based compensation using the fair value method of expense recognition. The fair value of stock options is estimated using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires the input of subjective assumptions, including the expected price volatility of the underlying stock. Projected data related to the expected volatility and expected life of stock options is based upon historical and other information. Changes in these subjective assumptions can materially affect the fair value of the estimate, and therefore, the existing valuation models may not provide a precise measure of the fair value of stock options. The fair value of non-vested restricted common stock awards is generally the market price of the Company’s common stock on the grant date. Compensation expense for stock options and non-vested restricted common stock is based on the fair value of the award on the measurement date, which is generally the grant date. The Company recognizes these compensation costs on a straight-line basis over the requisite service period of the awards.

Credit Risk Management - BankAtlantic Bancorp has segregated its loan portfolio into five segments in order to determine its allowance for loan losses. The five segments are commercial non-real estate, commercial real estate, residential, consumer and small business.

Commercial non-real estate and small business loans are underwritten after evaluating the borrower’s business and its ability to comply with the note’s contractual terms. These loans are generally underwritten based on the identified cash flows of the borrower’s business and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Additionally, these borrowers are primarily located in Florida and adverse economic events in Florida significantly impact the credit quality of this portfolio.

Commercial real estate loans that are not land loans or commercial residential loans are primarily underwritten based on the cash flow of the borrower’s business and secondarily based on the fair value of the underlying collateral. Commercial real estate lending typically involves higher loan balances and the repayment of these loans is generally largely dependent on the operation or sale of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans are adversely affected by downturns in the real estate markets or in the general economy where the property is located. The properties securing the commercial real estate portfolio are primarily located in Florida which increases the Company’s exposure to adverse economic events in Florida. BankAtlantic Bancorp monitors and evaluates commercial real estate loans based on collateral, risk grades and debt service coverage. Commercial land and commercial residential loans, which include builder land loans, land acquisition and development loans and land, acquisition, development and construction loans, are generally loans to developers and builders. These loans are generally underwritten based upon estimates of costs and value associated with the completed project and the repayment of these loans is often dependent on the success of the project. These loans are considered to have higher risks than other commercial real estate loans, as repayment is based on the success of the real estate project as opposed to established cash flows.

BankAtlantic Bancorp’s residential loan portfolio consists primarily of purchased residential first mortgages that were originated by other financial institutions. BankAtlantic Bancorp purchased residential loans located throughout the country. The majority of these residential loans are jumbo residential loans. A jumbo loan has a principal amount above the industry-standard definition of conventional conforming loan limits. These loans could potentially have outstanding loan balances significantly higher than related collateral values in distressed areas of the country as a result of real estate value declines in the housing markets. Also included in this purchased residential loan portfolio are interest-only loans. The structure of these loans results in possible future increases in a borrower’s loan payments when the contractually required repayments change due to interest rate movement and the required amortization of the principal amount. These payment increases could affect a borrower’s ability to meet the debt service on or repay the loan and lead to increased defaults and losses. Real estate values nationwide have significantly declined since these loans were originated exposing BankAtlantic Bancorp to elevated credit risk in this portfolio.

BankAtlantic Bancorp’s consumer loan portfolio consists primarily of home equity loans with the underlying collateral located in Florida. These loans were originated based primarily on credit scores and secondarily loan to value ratios. These loans are primarily second mortgages resulting in a limited ability to realize collateral value upon default. The default rates of consumer home equity and residential loans are adversely affected by rising unemployment and declining real estate values.

New Accounting Standards

Accounting Standards Update (“ASU”) Number 2011-02 – Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 2011-02”). During April 2011, the FASB issued ASU 2011-02 which amends guidance for evaluating whether the restructuring of a receivable by a creditor is a troubled debt restructuring (a “TDR”). Under ASU 2011-02, a modification of debt constitutes a TDR when the creditor, for economic reasons related to the debtor’s financial difficulties, grants a concession to the borrower. ASU 2011-02 provides guidance on determining whether a debtor is having financial difficulties and whether a creditor has granted a concession. The Company implemented ASU 2011-02 on July 1, 2011. The implementation of this new accounting guidance did not have a material impact on the Company’s financial statements.

ASU Number 2011-04 – Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). The amendments in ASU 2011-04 clarify the FASB’s intent regarding the highest and best use valuation premise and also provide guidance on measuring the fair value of an instrument classified in shareholders’ equity, the treatment of premiums and discounts in fair value measurements and measuring fair value of financial instruments that are managed within a portfolio. ASU 2011-04 also expands the disclosure requirements related to fair value measurements, including a requirement to disclose valuation processes and sensitivity of the fair value measurements to changes in unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy and categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial condition but for which the fair value measurement is required to be disclosed. ASU 2011-04 will be effective for the first interim period beginning after December 15, 2011. The Company is evaluating the expected impact of the adoption of ASU 2011-04 on the Company’s financial statements.

ASU Number 2011-05 – Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; requires the consecutive presentation of the statement of net income and other comprehensive income; and requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. ASU 2011-05 does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for the first interim period beginning after December 15, 2011, and must be applied retrospectively. The Company believes that the adoption of this guidance will not impact the Company’s financial statements.

ASU Number 2011-08 – Intangibles Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). On September 15, 2011, the FASB issued ASU 2011-08, amending the guidance in ASC Topic 350-20, Intangibles-Goodwill and Other-Goodwill (“ASC 350-20”). This amendment allows the entity an option to first use qualitative factors to determine whether it is necessary to perform the two-step goodwill impairment described in ASC 350-20. An entity which chooses to use this option is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on its qualitative assessment, that it is more likely than not that the reporting unit’s fair value is less than its carrying amount. ASU 2011-08 will be effective for annual and interim goodwill impairment tests performed on or after January 1, 2012. The Company believes that ASU 2011-08 will not have a material impact on our financial statements.

ASU Number 2011-10 – Property, Plant, and Equipment (Topic 360): Derecognition of In-substance Real Estate—a Scope Clarification (“ASU 2011-10”). ASU 2011-10 provides that, when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt, the reporting entity generally should apply the guidance of Topic 360 to determine whether it should derecognize the in-substance real estate. The reporting entity would continue to include the real estate and debt on its financial statements until legal title to the real estate is transferred to legally satisfy the debt. This accounting standard update is effective for annual and interim periods beginning on or after June 15, 2012. The Company believes that ASU 2011-10 will not have a material impact on its financial statements.

ASU Number 2011-11 – Balance Sheet (Topic 210): Disclosure About Offsetting Assets and Liabilities. (“ASU 2011-11”). The amendment in ASU 2011-11 requires entities to disclose both gross information and net information about instruments and transactions that may offset in accordance with master netting or similar arrangements, including derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. ASU 2011-11 is effective for annual and interim periods beginning on or after January 1, 2013 and must be applied retrospectively. The Company believes that ASU 2011-11 will not have a material impact on its financial statements.

ASU Number 2011-12 – Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). In ASU 2011-12, the FASB deferred the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments. The deferral allows the FASB to re-deliberate whether to require presentation on the face of the financial statements of the effects of reclassifications out of accumulated other comprehensive income of the components of net income and other comprehensive income for all periods presented. All other requirements of ASU 2011-05 are not affected by ASU 2011-12.